UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 through June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

JPMorgan Funds

Specialty

Funds

JPMorgan U.S. Real Estate Fund

CONTENTS

President’s Letter	1
Fund Commentary	2
Schedule of Portfolio Investments	4
Financial Statements	6
Financial Highlights	12
Notes to Financial Statements	14
Schedule of Shareholder Expenses	19

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
JULY 11, 2008 (Unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the JPMorgan U.S. Real Estate Fund. Inside, you’ll find information detailing the performance of the Fund for the six-month period ended June 30, 2008, along with a report from the portfolio managers.

“As market liquidity shrank, investors shunned riskier assets in favor of the perceived safety of U.S. Treasury securities and other high-quality bonds.”

Stocks falter as investors shun risk

Investors faced significant challenges during the six months, as negative news impacted the financial markets. Problems in other segments of the economy — including fallout from the slowing economy and weak housing market, sub-prime mortgage market woes and the ensuing credit crisis — spilled into the equity markets, which stifled stock market performance and resulted in a widespread market correction.

As these problems gained momentum, volatility increased, and stock investors attempted to gauge the identity of companies holding risky U.S. mortgage debt and the extent of their losses. As the credit crisis unfolded, several companies in the financial sector revealed large losses from debt exposure, which further soured market sentiment.

Preference for quality pushes Treasury yields lower

As market liquidity shrank, investors shunned riskier assets in favor of the perceived safety of U.S. Treasury securities and other high-quality bonds. As investors flocked to Treasuries — particularly during the first quarter of 2008 — yields plummeted. The two-year Treasury yield, for example, declined to a six-month low of 1.35% on March 17, 2008.

But, during the second quarter of 2008, Treasury yields headed upward on renewed concerns about inflation and fears that the Federal Reserve (Fed) might raise rates to help contain price increases. The two-year Treasury yield ended the period at 2.63%, higher than the March low, but still 42 basis points (bps) lower than its yield at the end of December 2007. The yield on the benchmark 10-year Treasury fell from 4.04% on December 31, 2007, to 3.34% in mid-March, before ending the six months at 3.99%.

Bonds outpace stocks

Bonds significantly outperformed stocks, with the Lehman Brothers U.S. Aggregate Index returning 1.13%. Treasuries were the fixed income market’s leading sector, as measured by the Lehman Brothers U.S. Treasury Index return of 2.23%. At the opposite end of the quality spectrum, high-yield bonds retreated, returning –1.31%, as measured by the Lehman Brothers U.S. Corporate High Yield Index. Stock returns turned sharply negative for the six-month period. The S&P 500 Index returned –11.91%, while large-, mid- and small-cap stocks returned –11.20%, –7.57% and –9.37%, respectively (as measured by the Russell 1000, Russell Midcap and Russell 2000 Indexes).

Fed takes decisive action

Concerned about ramifications for the entire U.S. financial system, the Fed took swift and unconventional action in JPMorgan Chase’s purchase of Bear Stearns. To help restore liquidity, the Fed also launched new funding operations for non-traditional borrowers, including broker/dealers, and relaxed its collateral standards.

The Fed also continued to pursue its “more traditional” monetary policies in an effort to avert recession, cutting its federal funds target rate by 225 bps in easing moves in January, March and April. At its last monetary policy meeting of the period, the Fed held rates steady at 2.00%, putting a halt to the easing campaign that began in September 2007 and demonstrating its renewed focus on the inflation threat, which had taken a back seat to the central bank’s effort to stimulate growth.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs, and if you have any questions about your fund, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   1

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY
AS OF JUNE 30, 2008 (Unaudited)

FUND FACTS

Fund Inception	April 23, 1997
Fiscal Year End	December 31
Net Assets as of 6/30/2008 (In Thousands)	$680,780
Primary Benchmark	Dow Jones Wilshire Real Estate Securities Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan U.S. Real Estate Fund, which seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities,* returned –2.29%** (Class A Shares, no sales charge) for the six months ended June 30, 2008, compared to the –3.41% return for the Dow Jones Wilshire Real Estate Securities Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund outperformed its benchmark for the period due primarily to stock selection and weightings among the office, multifamily and mall companies. In particular, investments in Corporate Office Properties Trust, Equity Residential and Simon Property Group Inc. lifted performance. On the downside, stock selection and weightings among the diversified, industrial and lodging companies — including Vornado Realty Trust, ProLogis and Strategic Hotels & Resorts Inc. — hurt returns.

Notwithstanding a March–April surge, real estate stock prices fell during the first six months of 2008. Overall, anxieties intensified regarding the future health of U.S. real estate markets in the context of uncertain credit markets and a dramatic softening in the U.S. domestic economy.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund’s management team continued to emphasize high-conviction stock selection, driven by rigorous cash flow modeling, extensive fieldwork and sensitivity analysis. Throughout the last six months, this work highlighted value in companies and property types emphasizing: 1) strong infill markets and locations we believe have value enhancement potential and a real inflation hedge over the longer term; 2) simple business models offering greater transparency to potential risks in uncertain markets; and, 3) pristine balance sheets.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Simon Property Group, Inc.	8.7%
2.	Boston Properties, Inc.	8.3
3.	ProLogis	7.6
4.	SL Green Realty Corp.	6.2
5.	Federal Realty Investment Trust	5.2
6.	Macerich Co. (The)	5.1
7.	Starwood Hotels & Resorts Worldwide, Inc.	4.9
8.	AvalonBay Communities, Inc.	4.7
9.	Equity Residential	4.7
10.	AMB Property Corp.	4.5

PORTFOLIO COMPOSITION***

Common Stocks	95.5%
Short-Term Investment	4.5

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of June 30, 2008. The Fund’s composition is subject to change.

GEOGRAPHIC DIVERSIFICATION

	JPMorgan U.S. Real Estate Fund (a)	NCREIF (b)
East	43.1%	34.3%
Northeast	28.6	21.6
Mideast	14.5	12.7
West	26.8	34.9
Pacific	19.7	29.3
Mountain	7.1	5.6
South	15.6	20.7
Southeast	9.1	12.3
Southwest	6.5	8.4
Midwest	8.5	10.1
East North Central	6.8	8.1
West North Central	1.7	2.0
Non-U.S.	6.0	0.0

(a)	Percentages indicated are based upon total investments as of June 30, 2008. The Fund’s composition is subject to change.

(b)	Reflects the industry average of institutions belonging to the National Council of Real Estate Investment Fiduciaries.

2   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

	Inception Date of Class	6 Month	1 Year	5 Year	10 YEAR
CLASS A SHARES	4/23/97
Without Sales Charge		(2.29)%	(13.25)%	15.68%	12.25%
With Sales Charge*		(7.44)	(17.81)	14.44	11.65
CLASS C SHARES	2/19/05
Without CDSC		(2.52)	(13.68)	15.31	12.06
With CDSC**		(3.52)	(14.68)	15.31	12.06
CLASS R5 SHARES	5/15/06	(2.08)	(12.84)	16.01	12.40
SELECT CLASS SHARES	1/19/05	(2.17)	(13.02)	15.89	12.35

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/98 TO 6/30/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Select Class Shares prior to their inception are based on the performance of the Class A Shares. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares.

Returns for the Class C Shares prior to their inception are calculated using the historical expenses of the Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

Returns for the Class R5 Shares prior to their inception are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, the Dow Jones Wilshire Real Estate Securities Index and the FTSE NAREIT Equity REITs Index from June 30, 1998 to June 30, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the indices does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, broad based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. The FTSE NAREIT Equity REITs Index is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their gross invested book assets invested in the equity ownership of real estate. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   3

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2008 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Diversified — 4.3%
335	Vornado Realty Trust	29,471
	Health Care — 7.4%
689	HCP, Inc.	21,901
670	Ventas, Inc.	28,531
		50,432
	Hotels — 6.6%
846	Starwood Hotels & Resorts Worldwide, Inc.	33,895
1,186	Strategic Hotels & Resorts, Inc.	11,109
		45,004
	Industrial — 12.3%
614	AMB Property Corp.	30,913
970	ProLogis	52,703
		83,616
	Multifamily — 15.7%
366	AvalonBay Communities, Inc.	32,632
404	Camden Property Trust	17,899
846	Equity Residential	32,373
225	Essex Property Trust, Inc.	23,941
		106,845
	Office — 20.7%
633	Boston Properties, Inc.	57,110
724	Corporate Office Properties Trust	24,865
450	Mack-Cali Realty Corp.	15,390
519	SL Green Realty Corp.	42,907
		140,272
	Regional Malls — 17.2%
569	Macerich Co. (The)	35,371
671	Simon Property Group, Inc.	60,307
446	Taubman Centers, Inc.	21,712
		117,390
	Shopping Center — 5.2%
517	Federal Realty Investment Trust	35,673
	Storage — 7.6%
1,457	Extra Space Storage, Inc.	22,376
361	Public Storage	29,158
		51,534
	Total Long-Term Investments (Cost $626,636)	660,237
Short-Term Investment — 4.5%
	Investment Company — 4.5%
30,762	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $30,762)	30,762
	Total Investments — 101.5% (Cost $657,398)	690,999
	Liabilities in Excess of Other Assets — (1.5)%	(10,219)
	NET ASSETS — 100.0%	$680,780

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   5

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

U.S. Real Estate Fund
ASSETS:
Investments in non-affiliates, at value	$660,237
Investments in affiliates, at value	30,762
Total investment securities, at value	690,999
Cash	7
Receivables:
Fund shares sold	6,909
Interest and dividends	3,116
Total Assets	701,031

LIABILITIES:
Payables:
Dividends	2,376
Investment securities purchased	12,344
Fund shares redeemed	4,738
Accrued liabilities:
Investment advisory fees	351
Administration fees	45
Shareholder servicing fees	112
Distribution fees	70
Custodian and accounting fees	14
Trustees’ and Chief Compliance Officer’s fees	2
Other	199
Total Liabilities	20,251
Net Assets	$680,780

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

U.S. Real Estate Fund
NET ASSETS:
Paid in capital	$684,750
Accumulated undistributed (distributions in excess of) net investment income	(5,147)
Accumulated net realized gains (losses)	(32,424)
Net unrealized appreciation (depreciation)	33,601
Total Net Assets	$680,780

Net Assets:
Class A	$291,784
Class C	11,701
Class R5	34,372
Select Class	342,923
Total	$680,780

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,718
Class C	715
Class R5	2,085
Select Class	20,811

Net Asset Value:
Class A — Redemption price per share	$16.47
Class C — Offering price per share (a)	16.37
Class R5 — Offering and redemption price per share	16.49
Select Class — Offering and redemption price per share	16.48
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.38

Cost of investments in non-affiliates	$626,636
Cost of investments in affiliates	30,762

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   7

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (Unaudited)

(Amounts in thousands)

U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income	$7,530
Dividend income from affiliates (a)	214
Total investment income	7,744

EXPENSES:
Investment advisory fees	1,945
Administration fees	329
Distribution fees:
Class A	349
Class C	34
Shareholder servicing fees:
Class A	349
Class C	12
Class R5	7
Select Class	417
Custodian and accounting fees	26
Interest expense	— (b)
Professional fees	40
Trustees’ and Chief Compliance Officer’s fees	4
Printing and mailing costs	44
Registration and filing fees	24
Transfer agent fees	115
Other	10
Total expenses	3,705
Less amounts waived	(328)
Less earnings credits	(5)
Net expenses	3,372
Net investment income (loss)	4,372

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(15,467)
Change in net unrealized appreciation (depreciation) of investments	(14,255)
Net realized/unrealized gains (losses)	(29,722)
Change in net assets resulting from operations	$(25,350)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2008 (Unaudited)	Year Ended 12/31/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,372	$11,577
Net realized gain (loss)	(15,467)	20,605
Change in net unrealized appreciation (depreciation)	(14,255)	(210,855)
Change in net assets resulting from operations	(25,350)	(178,673)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,873)	(4,017)
From net realized gains	—	(18,014)
Class C
From net investment income	(115)	(71)
From net realized gains	—	(568)
Class R5
From net investment income	(475)	(458)
From net realized gains	—	(1,712)
Select Class
From net investment income	(5,044)	(7,762)
From net realized gains	—	(29,741)
Total distributions to shareholders	(9,507)	(62,343)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	87,174	(83,473)

NET ASSETS:
Change in net assets	52,317	(324,489)
Beginning of period	628,463	952,952
End of period	$680,780	$628,463
Accumulated undistributed (distributions in excess of) net investment income	$(5,147)	$(12)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   9

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2008 (Unaudited)	Year Ended 12/31/2007
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$91,799	$97,490
Dividends and distributions reinvested	3,488	19,767
Cost of shares redeemed	(50,203)	(202,483)
Change in net assets from Class A capital transactions	$45,084	$(85,226)

Class C
Proceeds from shares issued	$5,552	$5,499
Dividends and distributions reinvested	102	578
Cost of shares redeemed	(1,255)	(7,038)
Change in net assets from Class C capital transactions	$4,399	$(961)

Class R5
Proceeds from shares issued	$11,782	$6,433
Dividends and distributions reinvested	475	2,170
Cost of shares redeemed	(385)	(2,247)
Change in net assets from Class R5 capital transactions	$11,872	$6,356

Select Class
Proceeds from shares issued	$100,734	$322,568
Dividends and distributions reinvested	560	2,180
Cost of shares redeemed	(75,475)	(328,390)
Change in net assets from Select Class capital transactions	$25,819	$(3,642)

Total change in net assets from capital transactions	$87,174	$(83,473)

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

	U.S. Real Estate Fund
	Six Months Ended 6/30/2008 (Unaudited)	Year Ended 12/31/2007
SHARE TRANSACTIONS:
Class A
Issued	5,117	4,477
Reinvested	204	1,148
Redeemed	(2,894)	(9,427)
Change in Class A Shares	2,427	(3,802)

Class C
Issued	304	247
Reinvested	6	34
Redeemed	(75)	(331)
Change in Class C Shares	235	(50)

Class R5
Issued	663	297
Reinvested	28	125
Redeemed	(22)	(111)
Change in Class R5 Shares	669	311

Select Class
Issued	5,598	14,602
Reinvested	33	127
Redeemed	(4,399)	(16,539)
Change in Select Class Shares	1,232	(1,810)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Class A (e)
Six Months Ended June 30, 2008 (Unaudited)	$17.09	$0.11	(g)	$(0.49)	$(0.38)	$(0.24)	$—	$(0.24)
Year Ended December 31, 2007	22.62	0.22	(g)	(4.23)	(4.01)	(0.25)	(1.27)	(1.52)
Year Ended December 31, 2006	19.19	0.19	(g)	6.70	6.89	(0.19)	(3.27)	(3.46)
Year Ended December 31, 2005	17.82	0.21	(g)	2.56	2.77	(0.22)	(1.18)	(1.40)
Year Ended December 31, 2004	14.46	0.28		4.96	5.24	(0.28)	(1.60)	(1.88)
Year Ended December 31, 2003	11.27	0.33		3.53	3.86	(0.33)	(0.34)	(0.67)

Class C
Six Months Ended June 30, 2008 (Unaudited)	16.99	0.07	(g)	(0.49)	(0.42)	(0.20)	—	(0.20)
Year Ended December 31, 2007	22.49	0.12	(g)	(4.21)	(4.09)	(0.14)	(1.27)	(1.41)
Year Ended December 31, 2006	19.13	0.09	(g)	6.66	6.75	(0.12)	(3.27)	(3.39)
February 19, 2005 (f) through December 31, 2005	17.08	0.24	(g)	3.18	3.42	(0.19)	(1.18)	(1.37)

Class R5
Six Months Ended June 30, 2008 (Unaudited)	17.11	0.15	(g)	(0.50)	(0.35)	(0.27)	—	(0.27)
Year Ended December 31, 2007	22.65	0.35	(g)	(4.27)	(3.92)	(0.35)	(1.27)	(1.62)
May 15, 2006 (f) through December 31, 2006	21.33	0.20	(g)	4.59	4.79	(0.20)	(3.27)	(3.47)

Select Class (e)
Six Months Ended June 30, 2008 (Unaudited)	17.10	0.13	(g)	(0.49)	(0.36)	(0.26)	—	(0.26)
Year Ended December 31, 2007	22.64	0.28	(g)	(4.24)	(3.96)	(0.31)	(1.27)	(1.58)
Year Ended December 31, 2006	19.20	0.25	(g)	6.71	6.96	(0.25)	(3.27)	(3.52)
January 19, 2005 (f) through December 31, 2005	17.04	0.31	(g)	3.29	3.60	(0.26)	(1.18)	(1.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	After reorganizing as a Fund of JPMorgan Trust II, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The financial highlights for periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 16.47	(2.29)%	$291,784	1.18%	1.21%	1.28%	25%
17.09	(17.68)	261,293	1.18	1.03	1.27	64
22.62	36.21	431,842	1.18	0.83	1.27	72
19.19	15.77	310,460	1.21	1.20	1.30	27
17.82	36.83	359,082	1.31	1.74	1.31	49
14.46	35.01	298,358	1.18	2.59	1.18	67

16.37	(2.52)	11,701	1.68	0.75	1.78	25
16.99	(18.08)	8,161	1.68	0.55	1.77	64
22.49	35.54	11,929	1.68	0.38	1.77	72
19.13	20.27	1,063	1.68	1.47	1.79	27

16.49	(2.08)	34,372	0.73	1.71	0.83	25
17.11	(17.31)	24,218	0.73	1.61	0.82	64
22.65	22.71	25,020	0.73	1.35	0.82	72

16.48	(2.17)	342,923	0.93	1.45	1.03	25
17.10	(17.49)	334,791	0.93	1.32	1.02	64
22.64	36.57	484,161	0.93	1.09	1.02	72
19.20	21.40	269,531	0.93	1.78	1.04	27

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   13

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered
U.S. Real Estate Fund	Class A, Class C, Class R5 and Select Class

Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$690,999	$—
Level 2	—	—
Level 3	—	—
Total	$690,999	$—

*	Other financial instruments include futures, forwards and swap contracts.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

E. Dividends and Distribution to Shareholders — Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. Recent Accounting Pronouncement — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.60%.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Fund an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   15

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (Unaudited) (continued)

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended June 30, 2008 was approximately $13,400.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net asset in excess of $25 billion of all such funds. For the six months ended June 30, 2008, the annualized effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended June 30, 2008, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge	CDSC
$42	$8

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R5	Select Class
0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R5	Select Class
1.18%	1.68%	0.73%	0.93%

The contractual expense limitation agreements were in effect for the six months ended June 30, 2008. The expense limitation percentages in the table above are in place until at least April 30, 2009.

16   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

For the six months ended June 30, 2008, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Administration	Shareholder Servicing	Total
$166	$162	$328

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended June 30, 2008, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended June 30, 2008, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$234,820	$162,078

During the six months ended June 30, 2008, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2008, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$657,398	$76,534	$42,933	$33,601

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12 (d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (Unaudited) (continued)

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2008.

Average borrowings from the Facility for the six months ended June 30, 2008, were as follows (in thousands):

Average Borrowings	Number of Days Used	Interest Paid
$1,711	3	$1

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Fund’s investment advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may be subject to certain risks similar to those associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

18   JPMORGAN SPECIALTY FUNDS        JUNE 30, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2008, and continued to hold your shares at the end of the reporting period, June 30, 2008.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*	Annualized Expense Ratio
Class A
Actual	$1,000.00	$977.10	$5.80	1.18%
Hypothetical	1,000.00	1,019.00	5.92	1.18
Class C
Actual	1,000.00	974.80	8.25	1.68
Hypothetical	1,000.00	1,016.51	8.42	1.68
Class R5
Actual	1,000.00	979.20	3.59	0.73
Hypothetical	1,000.00	1,021.23	3.67	0.73
Select Class
Actual	1,000.00	978.30	4.57	0.93
Hypothetical	1,000.00	1,020.24	4.67	0.93

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

JUNE 30, 2008        JPMORGAN SPECIALTY FUNDS   19

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. June 2008.	SAN-USRE-608

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)   Has at least one audit committee financial expert serving on its audit committee; or

(ii)  Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)   Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)  Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

September 5, 2008

By:	/s/____________________________

Patricia A. Maleski

Principal Financial Officer

September 5, 2008